UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21654
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Pioneer Floating Rate Fund, Inc.
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Christopher J. Kelley
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2021 to June 30, 2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Fund, Inc.

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 26, 2022

======================= Pioneer Floating Rate Fund, Inc. =======================

GRUPO AEROMEXICO SAB DE CV

Ticker:       AEROMEX        Security ID:  P4953T108
Meeting Date: APR 28, 2022   Meeting Type: Annual/Special
Record Date:  APR 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated Financial          For       For          Management
      Statements, Statutory Reports and
      Allocation of Income; Set Maximum
      Amount of Share Repurchase Reserve
2     Elect or Ratify Members, Chairman,      For       Against      Management
      Secretary and Deputy Secretary of
      Board, CEO and Chairman of Audit and
      Corporate Practices Committee and
      Committees; Approve Remuneration of
      Members of Board, Secretary and Deputy
      Secretary
3     Amend Articles                          For       Against      Management
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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GRUPO AEROMEXICO SAB DE CV

Ticker:       AEROMEX        Security ID:  P4953T108
Meeting Date: JUN 27, 2022   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 17, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Cancellation of Registration    For       For          Management
      of Shares from National Registry of
      Securities and Delisting from Mexican
      Stock Exchange
2     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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SUMMIT MIDSTREAM PARTNERS, LP

Ticker:       SMLP           Security ID:  866142409
Meeting Date: JUN 24, 2022   Meeting Type: Annual
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lee Jacobe               For       For          Management
1.2   Elect Director Jerry L. Peters          For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

========== END NPX REPORT